Virtus Alternative Solutions Trust

101 Munson Street

Greenfield, Massachusetts 01301

March 1, 2018

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Virtus Alternative Solutions Trust

File No. 333-191940 and 811-22906

To The Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from those contained in the most recent registration statement for such registrant, filed electronically on February 21, 2018, and effective on February 28, 2018.

Please contact Ann Flood at (860) 263-4746 or the undersigned at (860) 263-4790 if you have any questions concerning this filing.

Very truly yours,

/s/ Jennifer Fromm

Jennifer Fromm

cc: Ann Flood